CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 29, 2017	Dec. 30, 2016
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 369,000	$ 785,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	8,799,000	8,348,000
Common stock, shares outstanding	8,799,000	8,348,000